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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                                     13F-HR

                               Form 13F COVER PAGE

Report for the Quarter Ended March 31, 2007

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):           [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         H.A. Schupf & Co., LLC
Address:      605 Third Avenue
              New York, NY 10158

Form 13F File Number: 28-10124

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         H. Axel Schupf
Title:        Managing Member
Phone:        (212) 476-5560

Signature, Place, and Date of Signing:

          /s/ H.Axel Schupf           New York, New York   May 11, 2007
------------------------------------
           [Signature]

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]    NONE


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                              FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers:               0
                                            ---------

Form 13F Information Table Entry Total:          95
                                            ---------

Form 13F Information Table Value Total:     $399,450
                                            --------
                                          (thousands)


List of Other Included Managers:   NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report     NONE

[If there are no entries in this list, state NONE and omit the column headings and list entries]

                                    FORM 13F
  Page 1 of 3 NAME OF REPORTING MANAGER H.A. SCHUPF & CO., LLC (SEC USE ONLY)





                                                                                                         Item 7:      Item 8:
                                                                                    Item 6:               Mana-   Voting Authority
                                                                              Investment Discretion      ager See     (Shares)
                                                                         -------------------------------  Instr
                                                  Item 4:                                                   V
                                Item 2: Item 3:     Fair        Item 5:                  (b)        (c)            (a)    (b)    (c)
                                TITLE              Market      Shares of              Shared-As   Shared          Sole  Shared  None
                                 of    CUSIP       Value       Principal    (a)       Defined in  -Other
Name of Issuer                  Class  NUMBER    (x $1,000)     Amount      Sole       Instr. V
------------------------------  ----- --------   ---------    ----------  -------     ----------  ------- -----  ----- -----  -----
AAR CORP                        COM   000361105           22         807 SH   X                                     807
ABBOTT LABORATORIES             COM   002824100          293       5,255 SH   X                                   5,255
ALCON INC                       COM   H01301102       27,998     212,399 SH   X                                 212,399
ALLIED IRISH BANKS              ADR   019228402           26         440 SH   X                                     440
AMERICA MOVIL S.A.              ADR   02364w105       21,469     449,244 SH   X                                 449,244
AMGEN CORP                      COM   031162100           78       1,400 SH   X                                   1,400
AMPHENOL CORP NEW-CL A          COM   032095101       24,784     526,617 SH   X                                 526,617
ANALOG DEVICES INC              COM   032654105        1,317      38,195 SH   X                                  38,195
ARBITRON INC                    COM   03875Q108       25,066     533,880 SH   X                                 533,880
AT&T                            COM   00206r102           87       2,200 SH   X                                   2,200
AUTOMATIC DATA PROCESSING INC   COM   053015103           29         600 SH   X                                     600
AXA                             ADR   054536107           26         615 SH   X                                     615
BANK AMER CORP                  COM   060505104           38         738 SH   X                                     738
BARCLAYS PLC                    ADR   06738e204           38         665 SH   X                                     665
BED BATH & BEYOND INC           COM   075896100       20,990     522,534 SH   X                                 522,534
BERKSHIRE HATHAWAY I - CL B     COM   084670207        2,013         553 SH   X                                     553
BERKSHIRE HATHAWAY INC CL A     COM   084670108          545           5 SH   X                                       5
BOSTON PROPERTIES INC REIT      COM   101121101          376       3,200 SH   X                                   3,200
BP PLC SPONSORED                ADR   055622104           16         250 SH   X                                     250
BP PRUDHOE ROYALTY SBI REIT     COM   055630107          113       1,700 SH   X                                   1,700
CADBURY SCHWEPPES SPONS         ADR   127209302           27         535 SH   X                                     535
CANON INC SPONS                 ADR   138006309           40         750 SH   X                                     750
CBS CORP CL B                   com   124857202           49       1,600 SH   X                                   1,600
CHARLES RIVER LABORATORIES      COM   159864107       23,515     508,324 SH   X                                 508,324
CHATTEM INC                     COM   162456107           18         300 SH   X                                     300
CHICAGO BRIDGE & IRON CO NV     COM   167250109       29,198     949,513 SH   X                                 949,513
CISCO SYSTEMS INC.              COM   17275R102       16,104     630,788 SH   X                                 630,788
COACH INC                       COM   189754104          701      14,000 SH   X                                  14,000
COMTECH GROUP INC               com   205821200           13         765 SH   X                                     765
CREDIT SUISSE GROUP             ADR   225401108           26         360 SH   X                                     360
DIAGEO PLC                      ADR   25243q205           36         450 SH   X                                     450
DOLLAR THRIGHT AUTOMOTIVE GP    COM   256743105           23         453 SH   X                                     453
DUKE REALTY CORP REIT           COM   264411505           65       1,500 SH   X                                   1,500
EDGAR ONLINE INC                COM   279765101          598     220,000 SH   X                                 220,000
EVEREST RE CAPITAL TRUST        PFD   299807206        3,221     126,113 SH   X                                 126,113
EVEREST RE GROUP LTD            COM   G3223R108       19,321     200,900 SH   X                                 200,900
EXXON MOBIL CORP                COM   30231G102        1,473      19,518 SH   X                                  19,518
GARTNER INC                     COM   366651107           18         769 SH   X                                     769
GENERAL ELECTRIC CO             COM   369604103       17,950     507,634 SH   X                                 507,634

COLUMN TOTAL                                         237,720


                                    FORM 13F
  Page 2 of 3 NAME OF REPORTING MANAGER H.A. SCHUPF & CO., LLC (SEC USE ONLY)



                                                                                 Item 6:           Item 7:          Item 8:
                                                                           Investment Discretion   Manag   Voting Authority (Shares)
      Item 1:                   Item   Item 3:      Item 4:     Item 5:    ----------------------  -ers    -------------------------
  Name of Issuer                 2:    CUSIP          Fair     Shares of   (a)       (b)     (c)    See    (a) Sole  (b)     (c)
                                Title  Number        Market    Principal   Sole  Shared-As  Shared  Instr.           Shared   None
                                 of                 Value       Amount          Defined in  -Other  v
                                Class             (x $1,000)                     Instr. V
------------------------------  -----  ---------  ----------  ----------  ----- ---------- ------- ------  --------  -------  -----
GENESIS ENERGY LP               COM    371927104        683    32,000 SH      X                               32,000
HARTE-HANKS INC                 COM    416196103     22,286   807,745 SH      X                              807,745
HEINEKEN NV                     ADR    423012202         46     1,746 SH      X                                1,746
ICONIX BRAND GROUP INC.         COM    451055107         23     1,118 SH      X                                1,118
IMPERIAL TOBACCO GROUP          ADR    453142101         35       385 SH      X                                  385
INTERNATIONAL GAME TECHNOLOGY   COM    459902102         20       500 SH      X                                  500
INTESA SANPAOLO-SPONSORED       ADR    46115h107         29       633 SH      X                                  633
INTL FLAVORS & FRAGRANCES       COM    459506101         25       531 SH      X                                  531
JOHNSON & JOHNSON               COM    478160104        337     5,600 SH      X                                5,600
LEUCADIA NATIONAL CORP          COM    527288104        862    29,300 SH      X                               29,300
LIBERTY MEDIA HOLD CAP SER A    COM    53071m302         11       100 SH      X                                  100
LIBERTY MEDIA INTERACTIVE A     COM    53071m104         12       500 SH      X                                  500
MEDTRONIC INC                   COM    585055106        863    17,600 SH      X                               17,600
MICROSOFT CORP                  COM    594918104         51     1,824 SH      X                                1,824
MOODYS CORP                     COM    615369105     15,115   243,550 SH      X                              243,550
MORGAN STANLEY                  COM    617446448         16       198 SH      X                                  198
NBTY INC                        COM    628782104         23       439 SH      X                                  439
NESTLE SA                       ADR    641069406         35       365 SH      X                                  365
NEUSTAR INC CL A                com    64126X201     23,706   833,530 SH      X                              833,530
NEW PLAN EXCEL REALTY TRUST     COM    648053106         71     2,152 SH      X                                2,152
NOVARTIS AG SPONSORED           ADR    66987V109         40       735 SH      X                                  735
PAYCHEX INC                     COM    704326107         21       555 SH      X                                  555
PEPSICO INC                     COM    713448108         44       700 SH      X                                  700
PFIZER INC                      COM    717081103         53     2,100 SH      X                                2,100
POLYCOM INC                     COM    73172K104         20       597 SH      X                                  597
R R DONNELLEY & SONS CO         COM    257867101         73     2,000 SH      X                                2,000
ROYAL DUTCH SHELL PLC           ADR    780259206         21       310 SH      X                                  310
SANOFI SYNTHELABO SA            ADR    80105N105         28       651 SH      X                                  651
SIEMENS AG                      ADR    826197501         26       240 SH      X                                  240
SIGMA-ALDRICH CORP              COM    826552101     26,599   640,630 SH      X                              640,630
SLM CORPORATION                 COM    78442P106     19,884   486,154 SH      X                              486,154
SOCIETE GENERALE                ADR    83364I109         26       755 SH      X                                  755
SONIC AUTOMOTIVE INC            COM    83545G102         25       894 SH      X                                  894
ST JUDE MEDICAL INC             COM    790849103         23       600 SH      X                                  600
SUEZ                            ADR    864686100         25       465 SH      X                                  465
SUNCOR ENERGY INC               COM    867229106      1,481    19,400 SH      X                               19,400
SVB FINL GROUP                  COM    78486Q101     28,151   579,359 SH      X                              579,359
SYSCO CORP                      COM    871829107         51     1,500 SH      X                                1,500
TELUS CORP NON TRG SHS          COM    87971M202         20       400 SH      X                                  400
TESCO PLC                       ADR    881575302         29     1,100 SH      X                                1,100

COLUMN TOTAL                                        140,889

                                    FORM 13F
  Page 3 of 3 NAME OF REPORTING MANAGER H.A. SCHUPF & CO., LLC (SEC USE ONLY)




                                                                              Item 6:                                  Item 8:
                                                                            Investment              Item 7:            Voting
                                                                            Discretion             Managers       Authority (Shares)
         Item 1:          Item    Item 3:     Item 4:    Item 5:     ------------------------    See Instr. V  ---------------------
     Name of Issuer        2:     CUSIP        Fair     Shares of     (a)     (b)        (c)                     (a)    (b)    (c)
                         Title    Number      Market    Principal     Sole Shared-As  Shared-                    Sole  Shared  None
                          of                   Value     Amount            Defined in  Other
                         Class              (x $1,000)                      Instr. V
------------------------ -----  ----------- ---------  -----------   ----- ---------- -------    ------------  ------ ------ -------
TNT NV                    ADR    87260w101        26        555 SH     X                                         555
TOTAL SA SPON             ADR    89151e109        31        440 SH     X                                         440
TRANSOCEAN INC            COM    G90078109        25        300 SH     X                                         300
TRIUMPH GROUP INC         COM    896818101        12        221 SH     X                                         221
TXU CORP                  COM    873168108        26        400 SH     X                                         400
UBS AG                    ADR    h89231338        22        370 SH     X                                         370
UCBH HOLDINGS INC         COM    90262t308        54      2,900 SH     X                                       2,900
UNILEVER PLC SPONSORED    ADR    904767704        25        846 SH     X                                         846
VALSPAR CORP              COM    920355104        16        586 SH     X                                         586
VARIAN MED                COM    92220P105       291      6,100 SH     X                                       6.100
VERIZON COMMUNICATIONS    COM    92343V104        27        700 SH     X                                         700
VODAFONE GROUP PLC        ADR    92857W209        34      1,255 SH     X                                       1,255
WAL-MART STORES INC       COM    931142103       103      2,200 SH     X                                       2,200
WELLS FARGO CAPITAL VII   PFD    94979B204        17        700 SH     X                                         700
WRIGHT EXPRESS CORP       COM    98233Q105    20,055    661,230 SH     X                                     661,230
XTO ENERGY INC            COM    98385x106        77      1,400 SH     X                                       1,400

COLUMN TOTAL                                     20,841


GRAND TOTAL                                     399,450